PUBLIC OFFERING AND DEFERRED OFFERING COSTS (Details) - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Public Offering And Deferred Offering Costs
Cash advance to Prime	$ 100,000
Attorney fees	350,356
Accountant fees	45,000
Total	$ 495,356	$ 0